UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21877

                  Oppenheimer Rochester Arizona Municipal Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--125.5%
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA--100.6%
$         60,000   Apache County, AZ IDA (Tucson Electric Power Company) 1                 5.875%     03/01/2033   $         59,141
------------------------------------------------------------------------------------------------------------------------------------
          50,000   AZ Educational Loan Marketing Corp. 1                                   5.700      12/01/2008             50,191
------------------------------------------------------------------------------------------------------------------------------------
         180,000   AZ Health Facilities Authority (FMC/SMC Obligated Group) 1              5.250      10/01/2026            183,013
------------------------------------------------------------------------------------------------------------------------------------
          20,000   AZ Health Facilities Authority (Northern Arizona Healthcare) 1          5.000      10/01/2023             20,369
------------------------------------------------------------------------------------------------------------------------------------
          20,000   AZ Health Facilities Authority (Northern Arizona Healthcare) 1          5.250      10/01/2016             20,431
------------------------------------------------------------------------------------------------------------------------------------
          15,000   AZ State University COP (Downtown Campus/Mercado) 1                     5.625      07/01/2015             15,030
------------------------------------------------------------------------------------------------------------------------------------
          15,000   AZ State University COP (Downtown Campus/Mercado) 1                     5.750      07/01/2017             15,032
------------------------------------------------------------------------------------------------------------------------------------
          80,000   AZ Student Loan Acquisition Authority 1                                 5.600      05/01/2013             83,963
------------------------------------------------------------------------------------------------------------------------------------
         145,000   AZ Student Loan Acquisition Authority 1                                 5.750      05/01/2015            152,183
------------------------------------------------------------------------------------------------------------------------------------
          75,000   AZ Student Loan Acquisition Authority 1                                 5.900      05/01/2024             78,351
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Casa Grande, AZ IDA (Casa Grande Regional Medical Center) 1             7.000      12/01/2015             52,215
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Casa Grande, AZ IDA (Casa Grande Regional Medical Center) 1             7.000      12/01/2017             21,120
------------------------------------------------------------------------------------------------------------------------------------
         300,000   Centerra, AZ Community Facilities District 1                            5.150      07/15/2031            263,103
------------------------------------------------------------------------------------------------------------------------------------
           9,441   Central AZ Irrigation & Drain District 1                                6.000      06/01/2016              9,447
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Chandler, AZ Street & Highway 1                                         5.375      07/01/2014             10,068
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Chandler, AZ Water & Sewer 1                                            5.250      07/01/2015             50,585
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Cochise County, AZ IDA (Sierra Vista Community Hospital) 1              6.750      12/01/2026             10,149
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Cochise County, AZ Unified School District No. 21 (St. David) 1         5.000      07/01/2017             10,146
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Coconino County, AZ Pollution Control (Tucson Electric Power
                   Company) 1                                                              7.125      10/01/2032             10,209
------------------------------------------------------------------------------------------------------------------------------------
         660,000   Estrella Mountain Ranch, AZ Community Facilities District               6.125      07/15/2027            660,924
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Estrella Mountain Ranch, AZ Community Facilities District               6.200      07/15/2032            998,840
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Estrella Mountain Ranch, AZ Community Facilities District (Golf
                   Village) 2                                                              6.750      07/01/2032            999,410
------------------------------------------------------------------------------------------------------------------------------------
         525,000   Estrella Mountain Ranch, AZ Community Facilities District (Montecito
                   Assessment District)                                                    5.550      07/01/2022            508,998
------------------------------------------------------------------------------------------------------------------------------------
         465,000   Estrella Mountain Ranch, AZ Community Facilities District (Montecito
                   Assessment District)                                                    5.700      07/01/2027            442,480
------------------------------------------------------------------------------------------------------------------------------------
         505,000   Estrella Mountain Ranch, AZ Community Facilities District (Montecito
                   Assessment District)                                                    5.800      07/01/2032            478,200
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Festival Ranch, AZ Community Facilities District 1                      5.000      07/01/2026             91,473
------------------------------------------------------------------------------------------------------------------------------------
          99,000   Festival Ranch, AZ Community Facilities District 1                      5.000      07/01/2032             87,473
------------------------------------------------------------------------------------------------------------------------------------
         195,000   Festival Ranch, AZ Community Facilities District 1                      5.300      07/15/2031            180,326
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Festival Ranch, AZ Community Facilities District 1                      5.800      07/15/2032            245,978
------------------------------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        750,000   Flagstaff, AZ IDA (Senior Living Community-Northern Arizona)            5.700%     07/01/2042   $        664,875
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Gila County, AZ IDA (Cobre Valley Community Hospital) 1                 6.100      12/01/2025             40,148
------------------------------------------------------------------------------------------------------------------------------------
         260,000   Gladden Farms, AZ Community Facilities District 1                       5.350      07/15/2027            240,841
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Gladden Farms, AZ Community Facilities District 1                       5.450      07/15/2032            911,310
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Glendale, AZ IDA (Midwestern University) 1                              5.375      05/15/2028             35,559
------------------------------------------------------------------------------------------------------------------------------------
         225,000   Goodyear, AZ IDA Water and Sewer (Litchfield Park Service Company) 1    6.750      10/01/2031            233,314
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Greater AZ Devel. Authority, Series A 1                                 5.625      08/01/2020              5,162
------------------------------------------------------------------------------------------------------------------------------------
         315,000   Hassayampa, AZ Community Facilities District (Hassayampa Village
                   Community)                                                              7.750      07/01/2021            325,357
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Maricopa County & Phoenix, AZ IDA (Single Family)                       5.800      07/01/2040          1,067,540
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Maricopa County, AZ Hospital (Sun Health Corp.) 1                       5.250      04/01/2019              5,034
------------------------------------------------------------------------------------------------------------------------------------
          95,000   Maricopa County, AZ IDA (Catholic Healthcare) 1                         5.000      07/01/2021             95,376
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Maricopa County, AZ IDA (Catholic Healthcare) 1                         5.000      07/01/2021             55,628
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Maricopa County, AZ IDA (Chaparral City Water Company) 1                5.400      12/01/2022             35,729
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Maricopa County, AZ IDA (Chaparral Water Company) 1                     5.300      12/01/2022             30,638
------------------------------------------------------------------------------------------------------------------------------------
         285,000   Maricopa County, AZ IDA (Citizens Utilities Company) 1                  6.200      05/01/2030            285,037
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Maricopa County, AZ IDA (Mayo Clinic Scottsdale) 1                      5.250      11/15/2037             50,760
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Maricopa County, AZ IDA (Pennington Gardens) 1                          5.100      09/20/2019             10,272
------------------------------------------------------------------------------------------------------------------------------------
         525,000   Maricopa County, AZ IDA (Sun King Apartments) 1                         6.750      05/01/2031            532,886
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Maricopa County, AZ IDA (Villas de Merced Apartments)                   5.500      12/20/2037             20,017
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Maricopa County, AZ IDA (Whispering Palms Apartments) 1                 5.900      07/01/2029             51,330
------------------------------------------------------------------------------------------------------------------------------------
         230,000   Maricopa County, AZ Pollution Control Corp. (Public Service Company
                   of New Mexico) 1                                                        5.750      11/01/2022            229,977
------------------------------------------------------------------------------------------------------------------------------------
         115,000   Maricopa County, AZ Pollution Control Corp. (Public Service Company
                   of New Mexico) 1                                                        6.300      12/01/2026            115,575
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Maricopa County, AZ School District No. 24 (Gila Bend) 1                5.500      07/01/2022          1,526,085
------------------------------------------------------------------------------------------------------------------------------------
         455,000   Marley Park, AZ Community Facilities District 1                         6.000      07/15/2026            453,726
------------------------------------------------------------------------------------------------------------------------------------
         685,000   Marley Park, AZ Community Facilities District 1                         6.100      07/15/2032            679,212
------------------------------------------------------------------------------------------------------------------------------------
         170,000   Mesa, AZ IDA (Banner Health System) 1                                   5.000      01/01/2019            171,906
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Mesa, AZ IDA (Mesa Student Hsg.) 1                                      6.000      07/01/2025             60,458
------------------------------------------------------------------------------------------------------------------------------------
         125,000   Mesa, AZ IDA (Mesa Student Hsg.) 1                                      6.000      07/01/2032            127,338
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Mesa, AZ IDA (Mesa Student Hsg.) 1                                      6.000      07/01/2032             19,860
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Mesa, AZ IDA (Mesa Student Hsg.) 1                                      6.250      07/01/2032             60,490
------------------------------------------------------------------------------------------------------------------------------------
         185,000   Navajo County, AZ IDA (Stone Container Corp.) 1                         7.400      04/01/2026            186,358
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Palm Valley, AZ Community Facility District No. 3 1                     5.800      07/15/2032            479,490
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Parkway, AZ Community Facilities District No. 1 (Prescott Valley) 1     5.350      07/15/2031             45,086
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Peoria, AZ Improvement District No. 8401 1                              5.300      01/01/2011             40,191
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Peoria, AZ Street & Highway 1                                           5.750      07/01/2012             10,021
------------------------------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$          5,000   Peoria, AZ Street & Highway 1                                           5.750%     07/01/2016   $          5,011
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Phoenix & Pima County, AZ IDA (Single Family)                           5.800      12/01/2039          2,133,680
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Phoenix, AZ Airport 1                                                   6.250      07/01/2011             25,059
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Phoenix, AZ Airport 1                                                   6.400      07/01/2012             15,036
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Phoenix, AZ Airport, Series D 1                                         6.200      07/01/2008             45,102
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Phoenix, AZ Civic Improvement Corp. (Bus Acquisition) 1                 5.300      07/01/2010             50,539
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Phoenix, AZ Civic Improvement Corp. Airport, Series A 1                 5.000      07/01/2018              5,086
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Phoenix, AZ Civic Improvement Corp. Airport, Series A 1                 5.000      07/01/2025             40,652
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Phoenix, AZ Civic Improvement Corp. Airport, Series B 1                 5.250      07/01/2022             20,458
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Phoenix, AZ Civic Improvement Corp. Airport, Series B 1                 5.250      07/01/2032             50,438
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Phoenix, AZ Civic Improvement Corp. Water System 1                      5.000      07/01/2019             60,473
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Phoenix, AZ Hsg. Finance Corp. 1                                        6.900      01/01/2023             20,316
------------------------------------------------------------------------------------------------------------------------------------
         165,000   Phoenix, AZ IDA (Crossroads Apartments) 1                               5.200      12/15/2021            166,272
------------------------------------------------------------------------------------------------------------------------------------
         350,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.) 1                     6.250      07/01/2036            350,371
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Phoenix, AZ IDA (Gourmet Boutique West) 1                               5.875      11/01/2037            899,720
------------------------------------------------------------------------------------------------------------------------------------
       1,490,105   Phoenix, AZ IDA (Single Family Mtg.)                                    5.500      08/01/2038          1,554,880
------------------------------------------------------------------------------------------------------------------------------------
         748,985   Phoenix, AZ IDA (Single Family Mtg.)                                    5.625      05/01/2039            789,528
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Phoenix, AZ IDA (Single Family Mtg.) 1                                  6.650      10/01/2029             77,204
------------------------------------------------------------------------------------------------------------------------------------
         225,000   Phoenix, AZ IDA (Summit Apartments)                                     6.550      07/20/2037            239,492
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Phoenix, AZ Street & Highway 1                                          6.100      07/01/2011             40,096
------------------------------------------------------------------------------------------------------------------------------------
          90,000   Pima County, AZ Devel. Authority (Tucson Electric Power Company) 1      6.100      09/01/2025             88,729
------------------------------------------------------------------------------------------------------------------------------------
         170,000   Pima County, AZ IDA (Arizona Charter School) 1                          6.500      07/01/2023            176,115
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Pima County, AZ IDA (Center for Academic Success) 1                     5.500      07/01/2037            939,760
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Pima County, AZ IDA (Charter Schools) 1                                 6.375      07/01/2031             11,446
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Pima County, AZ IDA (Charter Schools) 1                                 6.375      07/01/2031             15,352
------------------------------------------------------------------------------------------------------------------------------------
         190,000   Pima County, AZ IDA (Christian Senior Living) 1                         5.050      01/01/2037            171,215
------------------------------------------------------------------------------------------------------------------------------------
         150,000   Pima County, AZ IDA (Global Water Resources) 1                          5.750      12/01/2032            132,182
------------------------------------------------------------------------------------------------------------------------------------
         125,000   Pima County, AZ IDA (Horizon Community Learning Center) 1               5.250      06/01/2035            114,256
------------------------------------------------------------------------------------------------------------------------------------
         105,000   Pima County, AZ IDA (International Studies Academy) 1                   6.750      07/01/2031            107,968
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Pima County, AZ IDA (Phoenix Advantage Charter School) 1                5.500      07/01/2033             13,531
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Pima County, AZ IDA (Single Family Mtg.) 1                              5.200      05/01/2031              4,983
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Pima County, AZ IDA (Single Family Mtg.)                                5.786 3    11/01/2034             10,189
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Pima County, AZ IDA (Single Family Mtg.) 1                              7.625      02/01/2012              5,082
------------------------------------------------------------------------------------------------------------------------------------
         125,000   Pima County, AZ IDA (Sonoran Science Academy) 1                         5.750      12/01/2037            114,924
------------------------------------------------------------------------------------------------------------------------------------
         625,000   Pima County, AZ IDA (Southgate Academy Charter School) 1                7.000      12/01/2036            626,794
------------------------------------------------------------------------------------------------------------------------------------


                3 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        150,000   Pima County, AZ IDA (Tucson Country Day School) 1                       5.000%     06/01/2037   $        130,592
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Pima County, AZ IDA Water & Wastewater (Global Water Research) 1        6.550      12/01/2037          1,954,500
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Pima County, AZ Junior College District 1                               7.000      07/01/2009             15,343
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Quailwood Meadows, AZ Community Facilities District 1                   6.000      07/15/2022          1,001,840
------------------------------------------------------------------------------------------------------------------------------------
         850,000   Quailwood Meadows, AZ Community Facilities District 1                   6.125      07/15/2029            835,023
------------------------------------------------------------------------------------------------------------------------------------
           5,000   San Luis, AZ Civic Improvement Corp. (Excise Tax)                       5.000      07/01/2038              5,130
------------------------------------------------------------------------------------------------------------------------------------
         200,000   San Luis, AZ Facility Devel. Corp. (Regional Detention Center) 1        7.250      05/01/2027            191,632
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Santa Cruz County, AZ Unified School District 1                         6.000      07/01/2009              5,071
------------------------------------------------------------------------------------------------------------------------------------
         310,000   Scottsdale, AZ Waterfront Commercial Community Facilities District 1    6.050      07/15/2032            307,213
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Show Low Bluff, AZ Community Facilities District 1                      5.600      07/01/2031            922,450
------------------------------------------------------------------------------------------------------------------------------------
         480,000   Show Low Bluff, AZ Community Facilities District 1                      5.875      07/15/2032            467,822
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Show Low, AZ IDA (Navapache Regional Medical Center) 1                  5.300      12/01/2011             55,271
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Tartesso West, AZ Community Facilities District 1                       5.900      07/15/2032          1,943,180
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Tempe, AZ Improvement Bonds (Improvement District No. 170) 1            6.875      01/01/2011             15,260
------------------------------------------------------------------------------------------------------------------------------------
         215,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.) 1                   6.000      07/01/2021            217,739
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Tucson, AZ COP 1                                                        5.600      07/01/2011              5,056
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Tucson, AZ IDA (Joint Single Family Mtg.)                               5.000      01/01/2039            102,027
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Tucson, AZ IDA (Joint Single Family Mtg.)                               5.350      01/01/2038             77,991
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Tucson, AZ Improvement District (Civano Neighborhood Phase 1) 1         5.000      01/01/2015              5,005
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Tucson, AZ Improvement District (Civano Neighborhood Phase 1) 1         5.000      01/01/2018             15,011
------------------------------------------------------------------------------------------------------------------------------------
          35,000   University Arizona Medical Center Corp. (University Medical
                   Center) 1                                                               5.000      07/01/2013             35,048
------------------------------------------------------------------------------------------------------------------------------------
          75,000   University Arizona Medical Center Corp. (University Medical
                   Center) 1                                                               5.000      07/01/2021             75,071
------------------------------------------------------------------------------------------------------------------------------------
           5,000   University Arizona Medical Center Corp. (University Medical
                   Center) 1                                                               5.000      07/01/2033              4,689
------------------------------------------------------------------------------------------------------------------------------------
         225,000   Verrado, AZ Community Facilities District No. 1 1                       6.500      07/15/2027            231,775
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Via Linda, AZ Road Community Facilities District Scottsdale 1           5.650      07/15/2018             10,085
------------------------------------------------------------------------------------------------------------------------------------
         225,000   Vistancia, AZ Community Facilities District 1                           6.750      07/15/2022            238,700
------------------------------------------------------------------------------------------------------------------------------------
         170,000   Westpark, AZ Community Facilities District 1                            5.100      07/15/2018            164,072
------------------------------------------------------------------------------------------------------------------------------------
         975,000   Westpark, AZ Community Facilities District 1                            5.250      07/15/2031            878,309
------------------------------------------------------------------------------------------------------------------------------------
         180,000   Westpark, AZ Community Facilities District 1                            5.300      07/15/2022            170,982
------------------------------------------------------------------------------------------------------------------------------------
       1,535,000   Westpark, AZ Community Facilities District 1                            5.450      07/15/2032          1,417,066
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Yuma County, AZ IDA (Water & Sewer) 1                                   6.375      12/01/2037            494,695
------------------------------------------------------------------------------------------------------------------------------------
         220,000   Yuma County, AZ IDA (Water & Sewer) 1                                   6.500      12/01/2017            226,593
------------------------------------------------------------------------------------------------------------------------------------


                4 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         50,000   Yuma County, AZ Jail District 1
                                                                                           5.250%     07/01/2012   $         50,086
                                                                                                                   -----------------
                                                                                                                         36,103,700
U.S. POSSESSIONS--24.9%
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Guam Power Authority, Series A 1                                        5.250      10/01/2023             20,107
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Puerto Rico Aqueduct & Sewer Authority 1                                5.000      07/01/2015             25,226
------------------------------------------------------------------------------------------------------------------------------------
      20,000,000   Puerto Rico Children's Trust Fund (TASC)                                6.342 3    05/15/2050          1,099,400
------------------------------------------------------------------------------------------------------------------------------------
       2,800,000   Puerto Rico Electric Power Authority, Series UU 4                       4.205 5    07/01/2031          2,519,580
------------------------------------------------------------------------------------------------------------------------------------
         155,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             5.600      10/01/2014            153,785
------------------------------------------------------------------------------------------------------------------------------------
         400,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             6.250      10/01/2024            391,032
------------------------------------------------------------------------------------------------------------------------------------
       1,165,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             6.500      10/01/2037          1,139,370
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                        5.375      02/01/2019             25,218
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                          5.500      07/01/2026             76,231
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                          5.900      07/01/2008             50,111
------------------------------------------------------------------------------------------------------------------------------------
         130,000   Puerto Rico Port Authority (American Airlines), Series A 1              6.250      06/01/2026            122,597
------------------------------------------------------------------------------------------------------------------------------------
         185,000   Puerto Rico Port Authority (American Airlines), Series A                6.300      06/01/2023            176,484
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Puerto Rico Sales Tax Financing Corp., Series A 4                       4.221 5    08/01/2057          2,751,030
------------------------------------------------------------------------------------------------------------------------------------
         140,000   V.I. Public Finance Authority (Hovensa Refinery) 1                      6.125      07/01/2022            142,349
------------------------------------------------------------------------------------------------------------------------------------
          50,000   V.I. Public Finance Authority, Series A 1                               5.500      10/01/2018             50,471
------------------------------------------------------------------------------------------------------------------------------------
         200,000   V.I. Public Finance Authority, Series A 1                               5.625      10/01/2025            200,132
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,943,123
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $46,936,202)-125.5%                                                                    45,046,823
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(25.5)                                                                             (9,161,462)

                                                                                                                   -----------------
NET ASSETS-100.0%                                                                                                  $     35,885,361
                                                                                                                   =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP          Certificates of Participation
FMC          Flagstaff Medical Center
IDA          Industrial Devel. Agency
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
ROLs         Residual Option Longs
SMC          Sedona Medical Center
TASC         Tobacco Settlement Asset-Backed Bonds
V.I.         United States Virgin Islands


                5 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                     WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
           ----------------------------------------------------------
           Purchased securities      $1,003,938
           ----------------------------------------------------------

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $50,610 as of December 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of


                6 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2007, municipal bond holdings with a value of $5,270,610 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $5,220,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

       PRINCIPAL                                                                          COUPON        MATURITY
          AMOUNT   INVERSE FLOATERS 1                                                     RATE 2            DATE              VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        280,000   Puerto Rico Electric Power Authority ROLs 3                             9.656%         7/1/31   $           (420)
         300,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                           11.770          8/1/57             51,030
                                                                                                                   -----------------
                                                                                                                   $         50,610
                                                                                                                   =================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 5 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $5,220,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31,


                7 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------
2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities       $   46,936,202
                                     ==============

Gross unrealized appreciation        $      143,405
Gross unrealized depreciation            (2,032,784)
                                     --------------
Net unrealized depreciation          $   (1,889,379)
                                     ==============


                8 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008